Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Sales
Net sales	$ 862,882	$ 2,157,813	$ 2,509,347
Cost of goods sold
Cost of goods sold	(1,215,474)	(2,197,474)	(1,951,512)
Gross profit (loss)	(352,592)	(39,661)	557,835
Selling expenses	(45,008)	(43,192)	(21,734)
General and administrative expenses, including provisions (reversal of provisions) for doubtful recoveries of prepayments to suppliers and trade accounts receivable of US$ 3,872, US$ 174,315 and US$ (1,210) during the years ended 2010, 2011 and 2012 respectively	(183,908)	(330,883)	(90,380)
Research and development expenses	(17,781)	(46,510)	(10,804)
Loss for write-down of assets held for sale to fair value less cost to sell	(74,178)	0	0
Impairment loss for intangible assets	(25,255)	0	0
Impairment loss for property, plant and equipment	(109,027)	0	0
Income (loss) from operations	(807,749)	(460,246)	434,917
Other income (expenses):
Interest income	12,153	7,365	4,632
Interest expense and amortization of debt issuance costs and debt discount	(258,971)	(189,938)	(95,012)
Foreign currency exchange gain (loss), net	(6,403)	(2,040)	8,327
Government subsidy	4,242	33,698	5,625
Gain on restructuring of payables	10,510	0	0
Equity in income (loss) for associates and a jointly-controlled entity	(2,295)	(787)	3,570
Others, net	5,298	7,135	618
Earnings (loss) before income taxes	(1,043,215)	(604,813)	362,677
Income tax expense	(8,844)	(4,141)	(66,210)
Net income (loss)	(1,052,059)	(608,954)	296,467
(Earnings) loss attributable to non-controlling interests	39,125	(393)	(5,670)
(Earnings) loss attributable to redeemable non-controlling interests	41,963	(11,522)	0
Net income (loss) attributable to LDK Solar Co., Ltd. shareholders	(970,971)	(620,869)	290,797
Accretion to redemption value of redeemable non-controlling interests	(153,984)	(34,590)	0
Net income (loss) available to LDK Solar Co., Ltd. shareholders	(1,124,955)	(655,459)	290,797
Basic earnings (loss) per share	$ (8.62)	$ (4.90)	$ 2.32
Diluted earnings (loss) per share	$ (8.62)	$ (4.90)	$ 2.27
Wafers
Net Sales
Net sales	344,846	1,059,085	1,522,925
Cost of goods sold
Cost of goods sold	(463,551)	(983,163)	(1,118,605)
PV Products
Net Sales
Net sales	1,092	27,589	204,915
Cost of goods sold
Cost of goods sold	(1,129)	(21,654)	(133,513)
Modules
Net Sales
Net sales	276,195	720,863	634,387
Cost of goods sold
Cost of goods sold	(353,389)	(885,884)	(586,755)
Silicon and other materials
Net Sales
Net sales	93,197	239,897	79,089
Cost of goods sold
Cost of goods sold	(251,042)	(209,159)	(59,028)
Construction Contracts
Net Sales
Net sales	73,499	52,917	31,147
Cost of goods sold
Cost of goods sold	(66,173)	(47,152)	(28,354)
Others
Net Sales
Net sales	74,053	57,462	36,884
Cost of goods sold
Cost of goods sold	$ (80,190)	$ (50,462)	$ (25,257)